Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2016
Asset Retirement Obligation Disclosure [Abstract]
Schedule of Asset Retirement Obligations

The following table presents the changes in the net asset retirement obligations for the years ended December 31, 2016 and 2015 (in millions):

	December 31,
	2016	2015
Net asset retirement obligation at January 1	$26.4	$23.8
Liabilities incurred	1.0	1.1
Liabilities settled	(1.2)	—
Accretion expense	1.6	1.5

Net asset retirement obligation at December 31	$27.8	$26.4